Other Non-Current Assets, Net	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets, Net [Abstract]
Other non-current assets, net

Note 10. Other non-current assets, net

Other non-current assets, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Deposit	$177,069	$157,076
Less: allowance for credit losses	(71,499)	—
Total other non-current assets	$105,570	$157,076

The Group accrued an allowance for credit losses of $71,499 for the year ended December 31, 2025.